Segment Information	6 Months Ended
Jun. 30, 2019
Segment Information
Segment Information

3) Segment Information

The Partnership has not presented segment information as it considers its operations to occur in one reportable segment, the shuttle tanker market. As of June 30, 2018 and 2019, the Partnership’s fleet consisted of sixteen vessels and operated under twelve time charters and four bareboat charters. Under the time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the applicable Vessel will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.

The following table presents consolidated revenues and percentages of revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues during the three and six months ended June 30, 2019 and 2018. All of these customers are subsidiaries of major international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2019		2018		2019		2018
Eni Trading and Shipping S.p.A.	$11,134	16%	$11,555	17%	$22,146	16%	$22,936	17%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,249	16%	11,248	16%	22,378	16%	22,378	16%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	9,282	13%	9,283	13%	18,463	13%	18,222	13%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	20,606	29%	20,399	29%	40,889	29%	40,572	30%
Galp Sinopec Brasil Services B.V.	8,881	13%	6,438	9%	17,584	12%	12,071	9%